NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 245                                                       947


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 23, 1997
4.85 - 5.05%
ESTIMATED LONG-TERM RETURN:
4.90 - 5.15%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.5 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.90 to $97.92 depending on the purchase amount
Cusip           6706H6 377 monthly payment plan
Numbers         6706H6 385 quarterly payment plan
                6706H6 393 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                             4.0%
2020-21                                             0.0%
2022-23                                            52.8%
2024-25                                            14.3%
2026+                                              28.9%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 06/20/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.85%
     Tax Equivalent Yield                          7.58%

Treasury Bonds
     Yield                                         6.68%
     Tax Equivalent Yield

Corporate Bonds
     Yield                   7.43%

 *COMPARES TRUST AS OF 06/20/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/19/97. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   400,000  State of Florida, Full Faith and Credit, State Board of Education, Public   2006 at 101  AAA   Aaa
              Education Capital Outlay Bonds, 1996 Series A, 5.25% Due 6/1/22. (Original
              issue discount bonds delivered on or about October 17, 1996 at a price of
              94.611% of principal amount.)(General Obligation Bonds.)
     510,000  Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1997,    2007 at 101  AAA   Aaa
              5.25% Due 10/1/26. (Original issue discount bonds delivered on or about
              January 30, 1997 at a price of 93.586% of principal amount.)
     425,000  The School Board of Escambia County, Florida, Certificates of               2006 at 102  AAA   Aaa
              Participation, Series 1996-2, 5.50% Due 2/1/22. (Original issue discount bonds delivered on or about April 25, 1996 at a price of 94.25% of principal amount.)
     525,000  City of Gainesville, Florida, Utilities System Revenue Bonds, 1996 Series   2006 at 102  AAA   Aaa
              A, 5.20% Due 10/1/22.
     500,000  School Board of Orange County, Florida, Master Lease Program, Certificates  2007 at 101  AAA   Aaa
              of Participation, Series 1997A, 5.375% Due 8/1/22. (Original issue discount bonds delivered on or about May 22, 1997 at a price of 94.626% of principal amount.)
     140,000  City of Sunrise, Florida, Public Facilities Revenue Bonds, Series 1992B,    No Optional  AAA   Aaa
              0.00% Due 10/1/18. (Original issue discount bonds delivered on or about         Call
              March 10, 1992 at a price of 16.932% of principal amount.)
     500,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Revenue Bonds (Stetson University, Inc. Project), Series 1996A,
              5.50% Due 6/1/26.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375% Due   2007 at 100  AAA   Aaa
              7/1/25. (Original issue discount bonds delivered on or about April 3, 1997 at a price of 93.725% of principal amount.)(General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM FLORIDA AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/20/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.90     4.90 %      4.85%   4.90%   4.88%   4.93%   4.90%   4.95 %
 500 / $50,000              100.75     4.75        4.86    4.90    4.89    4.93    4.91    4.95
 1,000 / $100,000           100.48     4.50        4.87    4.92    4.90    4.95    4.92    4.97
 2,500 / $250,000           100.22     4.25        4.88    4.94    4.91    4.97    4.93    4.99
 5,000 / $500,000            99.44     3.50        4.92    5.00    4.95    5.03    4.97    5.05
 10,000 / $1,000,000         98.93     3.00        4.95    5.03    4.98    5.06    5.00    5.08
 25,000 / $2,500,000         98.42     2.50        4.97    5.07    5.00    5.10    5.02    5.12
 50,000 / $5,000,000         97.92     2.00        5.00    5.10    5.03    5.14    5.05    5.15

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         4.85  % 6.74%   7.03%   7.58%      8.03 %
         4.86    6.75    7.04    7.59       8.05
         4.87    6.76    7.06    7.61       8.06
         4.88    6.78    7.07    7.63       8.08
         4.92    6.83    7.13    7.69       8.15
         4.95    6.88    7.17    7.73       8.20
         4.97    6.90    7.20    7.77       8.23
         5.00    6.94    7.25    7.81       8.28

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .5164
 Monthly plan            9/15/97       .4077   $ 4.8926
 Quarterly plan         11/15/97      1.2303
                         2/15/98      1.2303     4.9246
 Semi-annual plan       11/15/97      1.2357
                         5/15/98      2.4714     4.9436
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.94 =  99.068
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/20/97)        interest
 99.068       X   $4.8926        =   $484.70
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 147                                                       947


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: June 23, 1997
4.89 - 5.10%
ESTIMATED LONG-TERM RETURN:
4.91 - 5.17%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.83 to $98.82 depending on the purchase amount
Cusip           67065D 227 monthly payment plan
Numbers         67065D 235 quarterly payment plan
                67065D 243 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2018-19                                            14.3%
2020-21                                            20.0%
2022-23                                            15.0%
2024-25                                            35.7%
2026+                                              15.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 06/20/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.89%
     Tax Equivalent Yield                          8.65%

Treasury Bonds
     Yield                                         6.68%
     Tax Equivalent Yield                          7.59%

Corporate Bonds
     Yield                   7.43%

 *COMPARES TRUST AS OF 06/20/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 06/19/97. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   525,000  Massachusetts Bay Transportation Authority, General Transportation System   2007 at 101  AAA   Aaa
              Bonds, 1997 Series A, 5.00% Due 3/1/23. (Original issue discount bonds will be delivered on or about June 25, 1997 at a price of 93.81% of principal amount.)(General Obligation Bonds.) (When issued.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 101  AAA   Aaa
              Mary Hitchcock Memorial Hospital Obligated Group (Cooley Dickinson Hospital
              Issue), Series B, 5.50% Due 11/15/25.
     525,000  Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College      2007 at 102  AAA   Aaa
              Issue, Series 1997A, 5.25% Due 10/1/27. (Original issue discount bonds delivered on or about January 15, 1997 at a price of 92.82% of principal amount.)
     200,000  Massachusetts Industrial Finance Agency, Revenue Bonds (College of the Holy  2006 at 102 AAA   Aaa
              Cross-1996 Issue), 5.50% Due 3/1/20.
     500,000  Massachusetts Industrial Finance Agency, Education Revenue Bonds (Dexter    2007 at 102  AAA   Aaa
              School Project-Series 1997), 5.45% Due 5/1/19.
     500,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B, 4.75% Due 12/1/21. (Original issue discount bonds delivered on or about
              January 4, 1996 at a price of 92.294% of principal amount.)
     500,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24.
     250,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1997, 5.375% Due   2007 at 100  AAA   Aaa
              7/1/25. (Original issue discount bonds delivered on or about April 3, 1997 at a price of 93.725% of principal amount.)(General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         7 BONDS FROM MASSACHUSETTS AND ONE BOND FROM THE TERRITORY OF PUERTO RICO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 06/20/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.83     4.90 %      4.89%   4.91%   4.93%   4.94%   4.94%   4.96 %
 500 / $50,000              101.67     4.75        4.90    4.92    4.93    4.95    4.95    4.97
 1,000 / $100,000           101.40     4.50        4.92    4.94    4.95    4.97    4.97    4.99
 2,500 / $250,000           101.14     4.25        4.93    4.96    4.96    4.99    4.98    5.01
 5,000 / $500,000           100.35     3.50        4.97    5.02    5.00    5.05    5.02    5.07
 10,000 / $1,000,000         99.84     3.00        4.99    5.05    5.02    5.08    5.04    5.10
 25,000 / $2,500,000         99.32     2.50        5.02    5.09    5.05    5.12    5.07    5.14
 50,000 / $5,000,000         98.82     2.00        5.04    5.12    5.08    5.15    5.10    5.17

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         4.89  % 7.70%   8.08%   8.65%      9.23 %
         4.90    7.72    8.10    8.67       9.25
         4.92    7.75    8.13    8.71       9.28
         4.93    7.76    8.15    8.73       9.30
         4.97    7.83    8.21    8.80       9.38
         4.99    7.86    8.25    8.83       9.42
         5.02    7.91    8.30    8.88       9.47
         5.04    7.94    8.33    8.92       9.51

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 08/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial payment
  (all plans)            8/15/97   $   .5259
 Monthly plan            9/15/97       .4152   $ 4.9843
 Quarterly plan         11/15/97      1.2537
                         2/15/98      1.2537     5.0163
 Semi-annual plan       11/15/97      1.2582
                         5/15/98      2.5164     5.0353
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.87 =  98.164
 investment       offering price     # of units
 (as of           and accrued        purchased
 06/20/97)        interest
 98.164       X   $4.9843        =   $489.28
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)